Condensed Consolidated Statements of Changes in Shareholder's Equity (Deficit) (Unaudited) (USD $) In Thousands	Predecessor	Predecessor Common Stock	Predecessor Additional Paid in Capital	Predecessor Retained Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Successor	Successor Common Stock	Successor Retained Deficit	Successor Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 23,637	$ 29	$ 279,939	$ (214,856)	$ (41,475)
Recognition of stock based compensation expense	13,730		13,730
Exercise of stock options	1,077		1,077
Tax effect of exercise of stock options	2,661		2,661
Net income (loss)	(27,898)			(27,898)
Other comprehensive income, net of tax	743				743
Ending balance at Jan. 25, 2011	13,950	29	297,407	(242,754)	(40,732)
Beginning balance at Dec. 31, 2010		29				(1,259)		(1,259)
Equity contribution						320,000	320,000
Net income (loss)						(12,289)		(12,289)
Other comprehensive income, net of tax						(2,906)			(2,906)
Ending balance at Sep. 30, 2011						303,546	320,000	(13,548)	(2,906)
Beginning balance at Jun. 30, 2011
Net income (loss)						2,000
Other comprehensive income, net of tax						(5,631)
Ending balance at Sep. 30, 2011						303,546
Beginning balance at Dec. 31, 2011						265,651	320,000	(19,870)	(34,479)
Equity contribution						38	38
Net income (loss)						7,269		7,269
Other comprehensive income, net of tax						16,896			16,896
Ending balance at Sep. 30, 2012						289,854	320,038	(12,601)	(17,583)
Beginning balance at Jun. 30, 2012
Net income (loss)						4,799
Other comprehensive income, net of tax						1,543
Ending balance at Sep. 30, 2012						$ 289,854